INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 1,187	$ 1,549
Financial contracts and power sale agreements	315	89
Income tax relating to marketable securities measured at fair value through other comprehensive income	(127)	83
Foreign currency translation	87	(21)
Revaluation of pension obligation	61	71
Total deferred tax in other comprehensive income	$ 1,523	$ 1,771